Label	Element	Value
Class N | NICHOLAS LTD EDITION INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY – NICHOLAS LIMITED EDITION, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund strives to increase the value of your investment over the long-term (“long-term growth”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.38% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.38%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue the Fund’s investment objective of long-term growth, it primarily invests in common stocks of domestic corporations with small- and medium‑sized market capitalizations believed to have growth potential. The Fund believes a company’s annual sales volume and market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company’s size. In distinguishing company size in terms of sales volume, the Fund considers a company’s sales volume relative to peer companies in the company’s industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $3 billion as
“small,” between $3 billion and $25 billion as “medium,” and greater than $25 billion as “large.” To a lesser extent, the Fund may invest in companies with large market capitalizations. The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund’s investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company’s stock will achieve superior performance. It is anticipated that a major portion of the Fund’s portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Bar Chart [Heading]	rr_BarChartHeading	Nicholas Limited Edition, Inc. – Class N
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 23.38% (for the quarter ended June 30, 2020) and the lowest quarterly return was ‑22.41% (for the quarter ended March 31, 2020).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
This next table shows how the average annual total returns for the one, five and ten year periods ending on December 31, 2023 (the Fund’s most recently completed calendar year), compared to the returns of broad measures of market performance and the performance average of similar mutual funds. The table also shows the average annual total returns for the Fund after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Class N | NICHOLAS LTD EDITION INC | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
Class N | NICHOLAS LTD EDITION INC | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Market Risk – Market risk involves the possibility that the value of the Fund’s investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.

Class N | NICHOLAS LTD EDITION INC | Portfolio Specific Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Because the Fund will invest most of its assets in the securities of small- and mid‑cap companies, the Fund may face additional risks. Small- to mid‑cap companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy. Securities of small to medium capitalization companies also often fluctuate in price more than common stocks of larger capitalization companies.

Class N | NICHOLAS LTD EDITION INC | Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.

Class N | NICHOLAS LTD EDITION INC | Public Health Threats Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Public Health Threats Risk – Threats to public health can have a negative impact on the global economy and financial markets, which could adversely affect the securities held by the Fund. Impacts of public health threats may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks may exacerbate other pre‑existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. These developments as well as other events could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Class N | NICHOLAS LTD EDITION INC | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Cybersecurity Risk – The Fund, its service providers, and third party fund distribution platforms, and your ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other issues, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. The occurrence of any of these issues could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Class N | NICHOLAS LTD EDITION INC | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Wire Redemption Fee	rr_RedemptionFee	$ 15.00
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
One Year	rr_ExpenseExampleYear01	$ 118
Three Years	rr_ExpenseExampleYear03	368
Five Years	rr_ExpenseExampleYear05	638
Ten Years	rr_ExpenseExampleYear10	$ 1,409
2014	rr_AnnualReturn2014	3.98%
2015	rr_AnnualReturn2015	(2.19%)
2016	rr_AnnualReturn2016	12.00%
2017	rr_AnnualReturn2017	19.57%
2018	rr_AnnualReturn2018	(1.33%)
2019	rr_AnnualReturn2019	27.09%
2020	rr_AnnualReturn2020	22.48%
2021	rr_AnnualReturn2021	18.70%
2022	rr_AnnualReturn2022	(23.86%)
2023	rr_AnnualReturn2023	16.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.41%)
One Year	rr_AverageAnnualReturnYear01	16.81%
Five Year	rr_AverageAnnualReturnYear05	10.45%
Ten Year	rr_AverageAnnualReturnYear10	8.24%
Class N | NICHOLAS LTD EDITION INC | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.08%
Five Year	rr_AverageAnnualReturnYear05	8.50%
Ten Year	rr_AverageAnnualReturnYear10	6.12%
Class N | NICHOLAS LTD EDITION INC | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.49%
Five Year	rr_AverageAnnualReturnYear05	8.19%
Ten Year	rr_AverageAnnualReturnYear10	6.23%
Class N | NICHOLAS LTD EDITION INC | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.66%
Five Year	rr_AverageAnnualReturnYear05	9.22%
Ten Year	rr_AverageAnnualReturnYear10	7.16%
Class N | NICHOLAS LTD EDITION INC | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Year	rr_AverageAnnualReturnYear05	9.97%
Ten Year	rr_AverageAnnualReturnYear10	7.16%
Class N | NICHOLAS LTD EDITION INC | Morningstar Small-Cap Growth Category (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.68%
Five Year	rr_AverageAnnualReturnYear05	10.99%
Ten Year	rr_AverageAnnualReturnYear10	8.09%